Statements Of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Investments in U.S. Treasury notes at fair value, amortized cost	$ 81,041,000	$ 146,977,164
Cash denominated in foreign currencies, cost	1,754,566	8,260,299
INVESTMENTS IN U.S. TREASURY NOTES at fair value, amortized cost	634,052,301	654,167,743
Cash denominated in foreign currencies, cost	$ (2,107,152)	$ (469,938)
Shares outstanding	638,865.210	679,145.820
Managing Owner Interest [Member]
Shares outstanding	8,207.970	8,311.477
Series 1 Unitholders [Member]
Shares outstanding	603,996.596	660,222.516
Series 2 Unitholders [Member]
Shares outstanding	190.737	75.492
Series 3 Unitholders [Member]
Shares outstanding	25,863.120	10,481.102
Series 4 Unitholders [Member]
Shares outstanding	606.787	55.233